UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST
(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Munder S&P® MidCap Index Equity Fund
   Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Shares			Value(b)
COMMON STOCKS — 98.0%
Consumer Discretionary — 16.5%
Auto Components — 1.0%
	5,804	ArvinMeritor, Inc.(e)	$97,043
	990	Bandag, Inc.(e)	42,431
	4,698	BorgWarner Inc.	265,249
	12,971	Gentex Corporation(e)	225,696
	5,589	Lear Corporation	189,858
	2,906	Modine Manufacturing Company	106,592

			926,869

Automobiles — 0.1%
	2,824	Thor Industries, Inc.	96,016

Diversified Consumer Services — 1.4%
	8,545	Career Education Corporation†	303,860
	7,625	Corinthian Colleges, Inc.†,(e)	101,184
	4,842	DeVry, Inc.†,(e)	92,240
	5,548	Education Management Corporation†	178,867
	3,105	ITT Educational Services, Inc.†	153,232
	4,171	Laureate Education, Inc.†,(e)	204,254
	3,734	Regis Corporation	141,220
	3,663	Sotheby’s Holdings, Inc., Class A†	61,245

			1,236,102

Hotels, Restaurants & Leisure — 2.0%
	6,583	Applebee’s International, Inc.	136,202
	2,962	Bob Evans Farms, Inc.	67,267
	3,617	Boyd Gaming Corporation	155,965
	7,320	Brinker International, Inc.†	274,939
	3,862	CBRL Group, Inc.	129,995
	6,550	Cheesecake Factory, Incorporated (The)†	204,622
	9,666	Gtech Holdings Corporation	309,892
	2,924	International Speedway Corporation, Class A	153,422
	5,092	Krispy Kreme Doughnuts, Inc.†,(e)	31,876
	5,407	Outback Steakhouse, Inc.	197,896
	5,340	Ruby Tuesday, Inc.(e)	116,199

			1,778,275

Household Durables — 3.1%
	5,611	American Greetings Corporation, Class A	153,741
	2,198	Blyth, Inc.	48,993
	4,367	Furniture Brands International, Inc.(e)	78,737
	5,465	Harman International Industries, Inc.(f)	558,906
	2,989	Hovnanian Enterprises, Inc., Class A†,(e)	153,037
	11,136	Lennar Corporation, Class A	665,487
	4,357	Mohawk Industries, Inc.†,(f)	349,649
	3,877	Ryland Group, Inc. (The)	265,264
	9,798	Toll Brothers, Inc.†	437,677
	4,465	Tupperware Corporation	101,713

			2,813,204

Leisure Equipment & Products — 0.1%
	5,473	Callaway Golf Company(e)	82,588

Media — 1.9%
	8,013	Belo Corp., Class A	183,177
	3,292	Catalina Marketing Corporation(e)	74,860
	3,046	Emmis Communications Corporation, Class A†,(e)	67,286
	3,148	Entercom Communications Corporation†	99,445
	4,880	Harte-Hanks, Inc.	128,979

1

3,821	Lee Enterprises Incorporated(e)	162,316
2,031	Media General, Inc., Class A	117,818
8,225	Readers Digest Association, Inc. (The)	131,353
2,916	Scholastic Corporation†,(e)	107,775
4,170	Valassis Communications, Inc.†	162,547
535	Washington Post Company (The), Class B(f)	429,338
5,583	Westwood One, Inc.	111,046

		1,775,940

Multiline Retail — 0.9%
3,977	99 Cents Only Stores†,(e)	36,787
8,895	Dollar Tree Stores, Inc.†	192,577
4,109	Neiman Marcus Group, Inc. (The), Class A	410,695
11,784	Saks, Inc.†	218,004

		858,063

Specialty Retail — 5.6%
7,302	Abercrombie & Fitch Co., Class A	364,005
9,066	Advance Auto Parts, Inc.†	350,673
4,643	Aeropostale, Inc.†	98,664
11,374	American Eagle Outfitters, Inc.	267,630
6,041	AnnTaylor Stores Corporation†	160,389
4,518	Barnes & Noble, Inc.	170,329
5,804	Borders Group, Inc.	128,675
8,712	CarMax, Inc.†,(e)	272,424
14,972	Chico’s FAS, Inc.†,(f)	550,970
8,262	Claire’s Stores, Inc.	199,362
13,021	Foot Locker, Inc.	285,681
11,288	Michaels Stores, Inc.	373,181
9,268	O’Reilly Automotive, Inc.†	261,172
6,185	Pacific Sunwear of California, Inc.†	132,606
5,671	Payless Shoesource, Inc.†	98,675
11,944	PETsMART, Inc.	260,140
7,168	Pier 1 Imports, Inc.(e)	80,783
6,179	Rent-A-Center, Inc.†	119,316
12,091	Ross Stores, Inc.	286,557
9,110	Urban Outfitters, Inc.†,(e)	267,834
9,639	Williams-Sonoma, Inc.†	369,656

		5,098,722

Textiles, Apparel & Luxury Goods — 0.4%
4,969	Polo Ralph Lauren Corporation	249,941
4,581	Timberland Company (The), Class A†	154,746

		404,687

Total Consumer Discretionary		15,070,466

Consumer Staples — 3.3%
Beverages — 0.1%
5,253	PepsiAmericas, Inc.	119,401

Food & Staples Retailing — 1.1%
5,616	BJ’s Wholesale Club, Inc.†	156,125
2,899	Ruddick Corporation	66,822
5,575	Whole Foods Market, Inc.(f)	749,558

		972,505

2

Food Products — 1.4%
12,416	Dean Foods Company†,(f)	482,486
6,095	Hormel Foods Corporation	201,074
4,830	J.M. Smucker Company (The)	234,448
2,164	Lancaster Colony Corporation	93,052
8,208	Smithfield Foods, Inc.†	243,614
2,071	Tootsie Roll Industries, Inc.(e)	65,754

		1,320,428

Household Products — 0.6%
5,355	Church & Dwight Co., Inc.	197,814
5,937	Energizer Holdings, Inc.†	336,628

		534,442

Tobacco — 0.1%
2,126	Universal Corporation(e)	82,552

Total Consumer Staples		3,029,328

Energy — 9.0%
Energy Equipment & Services — 4.0%
4,673	Cooper Cameron Corporation†	345,475
12,632	ENSCO International Incorporated(f)	588,525
5,704	FMC Technologies, Inc.†	240,195
10,595	Grant Prideco, Inc.†	430,687
6,872	Hanover Compressor Company†,(e)	95,246
4,282	Helmerich & Payne, Inc.	258,590
14,288	Patterson-UTI Energy, Inc.	515,511
13,124	Pride International, Inc.†	374,165
17,684	Smith International, Inc.(f)	589,054
5,074	Tidewater, Inc.	246,952

		3,684,400

Oil, Gas & Consumable Fuels — 5.0%
5,255	Arch Coal, Inc.(e)	354,712
4,759	Denbury Resources Inc.†	240,044
4,556	Forest Oil Corporation†	237,368
10,487	Newfield Exploration Company†	514,912
14,514	Noble Energy, Inc.	680,707
2,427	Overseas Shipholding Group, Inc.	141,567
10,861	Peabody Energy Corporation(f)	916,125
11,770	Pioneer Natural Resources Company(e),(f)	646,408
6,532	Plains Exploration & Production Company†	279,700
4,975	Pogo Producing Company	293,226
4,746	Western Gas Resources, Inc.(e)	243,138

		4,547,907

Total Energy		8,232,307

Financials — 17.4%
Capital Markets — 2.7%
6,361	A.G. Edwards, Inc.	278,675
10,828	Eaton Vance Corporation	268,751
5,507	Investors Financial Services Corp.(e)	181,180
4,136	Jefferies Group, Inc.(e)	180,123
5,028	LaBranche & Company, Inc.†,(e)	43,693
9,320	Legg Mason, Inc.(f)	1,022,311
4,715	Raymond James Financial, Inc.	151,446
5,340	SEI Investments Company	200,677
6,930	Waddell & Reed Financial, Inc., Class A	134,165

		2,461,021

3

Commercial Banks — 3.5%
10,660	Associated Banc Corporation	324,917
4,350	Bank of Hawaii Corporation	214,107
3,472	City National Corporation	243,352
12,843	Colonial BancGroup, Inc.	287,683
13,651	Commerce Bancorp, Inc.(e)	418,949
3,781	Cullen/Frost Bankers, Inc.(e)	186,555
6,905	FirstMerit Corporation	184,985
4,247	Greater Bay Bancorp(e)	104,646
6,793	Mercantile Bankshares Corporation	366,007
2,930	SVB Financial Group†	142,515
9,475	TCF Financial Corporation(e)	253,456
3,445	Texas Regional Bancshares, Inc., Class A(e)	99,182
2,703	Westamerica Bancorporation	139,610
5,592	Wilmington Trust Corporation	203,828

		3,169,792

Consumer Finance — 0.3%
11,589	AmeriCredit Corp.†	276,630

Diversified Financial Services — 0.3%
6,854	Leucadia National Corporation(e)	295,407

Insurance — 4.8%
4,483	Allmerica Financial Corporation†	184,431
3,861	American Financial Group, Inc.	131,004
3,181	AmerUs Group Co.(e)	182,494
7,870	Arthur J. Gallagher & Company(e)	226,735
4,619	Brown & Brown, Inc.(e)	229,518
4,693	Everest Re Group, Ltd.	459,445
14,322	Fidelity National Financial, Inc.(f)	637,615
7,901	First American Corporation	360,839
8,816	HCC Insurance Holdings, Inc.	251,520
3,570	Horace Mann Educators Corporation	70,615
2,900	Mercury General Corporation(e)	173,971
5,342	Ohio Casualty Corporation	144,875
15,169	Old Republic International Corporation	404,557
5,813	Protective Life Corporation	239,379
2,333	StanCorp Financial Group, Inc.	196,439
3,779	Unitrin, Inc.	179,351
9,265	W. R. Berkley Corporation	365,782

		4,438,570

Real Estate — 3.6%
7,050	AMB Property Corporation, REIT	316,545
9,014	Developers Diversified Realty Corporation, REIT	420,954
4,426	Highwoods Properties, Inc., REIT	130,611
5,934	Hospitality Properties Trust, REIT	254,331
7,242	Liberty Property Trust, REIT(e)	308,075
4,967	Macerich Company (The)	322,557
5,121	Mack-Cali Realty Corporation, REIT	230,138
8,558	New Plan Excel Realty Trust, REIT(e)	196,406
4,218	Rayonier, Inc., REIT	243,041
5,317	Regency Centers Corporation, REIT	305,462
11,427	United Dominion Realty Trust, Inc., REIT	270,820
6,719	Weingarten Realty Investors, REIT	254,314

		3,253,254

4

Thrifts & Mortgage Finance — 2.2%
7,409	Astoria Financial Corporation	195,746
6,276	Independence Community Bank Corp.	213,949
5,316	IndyMac Bancorp, Inc.	210,407
19,624	New York Community Bancorp, Inc.(e)	321,834
7,676	PMI Group, Inc. (The)	306,042
7,122	Radian Group, Inc.	378,178
7,199	Washington Federal, Inc.	162,409
4,459	Webster Financial Corporation	200,477

		1,989,042

Total Financials		15,883,716

Health Care — 11.9%
Biotechnology — 1.9%
4,821	Cephalon, Inc.†,(e)	223,791
5,927	Charles River Laboratories International, Inc.†	258,536
4,369	Invitrogen Corporation†	328,680
2,637	Martek Biosciences Corporation†,(e)	92,638
25,677	Millennium Pharmaceuticals, Inc.†	239,566
8,888	Protein Design Labs, Inc.†,(e)	248,864
3,184	Techne Corporation†,(e)	181,424
7,940	Vertex Pharmaceuticals Incorporated†,(e)	177,459

		1,750,958

Health Care Equipment & Supplies — 3.1%
5,475	Advanced Medical Optics, Inc.†	207,776
5,186	Beckman Coulter, Inc.	279,940
9,369	Cytyc Corporation†	251,558
6,567	Dentsply International, Inc.	354,749
4,945	Edwards Lifesciences Corporation†	219,608
4,237	Gen-Probe Incorporated†	209,520
5,122	Hillenbrand Industries, Inc.	240,990
3,016	INAMED Corporation †,(e)	228,251
2,898	Intuitive Surgical, Inc.†	212,394
5,677	STERIS Corporation	135,056
10,912	Varian Medical Systems, Inc.†,(f)	431,133
2,625	Varian, Inc.†	90,090

		2,861,065

Health Care Providers & Services — 4.9%
4,077	Apria Healthcare Group, Inc.†	130,097
7,427	Community Health Systems, Inc.†	288,242
5,165	Covance, Inc.†	247,868
9,459	Health Net, Inc., Class A†	447,600
7,232	Henry Schein, Inc.†	308,228
4,692	LifePoint Hospitals, Inc.†,(e)	205,181
8,123	Lincare Holdings, Inc.†	333,449
8,725	Omnicare, Inc.	490,607
7,284	PacifiCare Health Systems, Inc.†,(f)	581,118
11,445	Patterson Companies, Inc.†,(e)	458,143
5,690	Renal Care Group, Inc.†	269,251
7,130	Triad Hospitals, Inc.†	322,775
4,628	Universal Health Services, Inc., Class B	220,432
6,812	VCA Antech, Inc.†	173,842

		4,476,833

5

Pharmaceuticals — 2.0%
8,799	Barr Pharmaceuticals, Inc.†,(f)	483,241
17,861	IVAX Corporation†	470,816
2,818	Par Pharmaceutical Companies, Inc.†,(e)	75,015
6,901	Perrigo Company(e)	98,753
8,704	Sepracor Inc.†,(e),(f)	513,449
7,647	Valeant Pharmaceuticals International(e)	153,552

		1,794,826

Total Health Care		10,883,682

Industrials — 12.5%
Aerospace & Defense — 0.9%
3,120	Alliant Techsystems Inc.†	232,908
11,034	Precision Castparts Corporation(f)	585,905
530	Sequa Corporation, Class A†,(e)	31,270

		850,083

Air Freight & Logistics — 1.1%
7,111	C.H. Robinson Worldwide, Inc.	455,957
8,855	Expeditors International of Washington, Inc.(f)	502,787

		958,744

Airlines — 0.3%
7,256	AirTran Holdings, Inc.†,(e)	91,861
2,276	Alaska Air Group, Inc.†,(e)	66,141
7,785	JetBlue Airways Corporation†,(e)	137,016

		295,018

Building Products — 0.2%
3,537	York International Corporation	198,320

Commercial Services & Supplies — 3.5%
7,481	ADESA, Inc.	165,330
1,960	Banta Corporation	99,744
4,858	Brink’s Company (The)	199,469
7,475	ChoicePoint, Inc.†	322,696
5,733	Copart, Inc.†	136,847
3,316	Corporate Executive Board Company (The)	258,582
4,241	Deluxe Corporation	170,319
5,618	Dun & Bradstreet Corporation†	370,058
5,736	Herman Miller, Inc.	173,801
4,621	HNI Corporation	278,277
1,596	Kelly Services, Inc., Class A	48,933
3,386	Korn/Ferry International†,(e)	55,497
7,234	Manpower, Inc.	321,117
10,219	Republic Services, Inc.	360,628
2,466	Rollins, Inc.	48,136
3,742	Stericycle, Inc.†	213,855

		3,223,289

Construction & Engineering — 0.7%
4,088	Dycom Industries, Inc.†,(e)	82,659
2,767	Granite Construction, Inc.(e)	105,810
4,813	Jacobs Engineering Group, Inc.†	324,396
9,822	Quanta Services, Inc.†,(e)	125,329

		638,194

6

Electrical Equipment — 0.7%
5,813	AMETEK, Inc.	249,785
5,000	Hubbell Incorporated, Class B	234,650
4,399	Thomas & Betts Corporation†	151,369

		635,804

Industrial Conglomerates — 0.4%
2,523	Carlisle Companies Incorporated	160,387
3,411	Teleflex, Inc.(e)	240,476

		400,863

Machinery — 2.9%
7,542	AGCO Corporation†	137,264
4,155	Crane Company	123,570
5,714	Donaldson Company, Inc.	174,448
4,039	Federal Signal Corporation(e)	69,027
4,601	Flowserve Corporation†	167,246
5,682	Graco, Inc.	194,779
3,505	Harsco Corporation	229,823
6,700	Joy Global Inc.	338,082
3,163	Kennametal, Inc.	155,114
2,679	Nordson Corporation	101,882
8,451	Pentair, Inc.	308,462
6,122	SPX Corporation	281,306
1,565	Tecumseh Products Company, Class A(e)	33,679
6,856	Timken Company	203,143
3,503	Trinity Industries, Inc.(e)	141,836

		2,659,661

Marine — 0.2%
3,602	Alexander & Baldwin, Inc.	191,771

Road & Rail — 0.9%
4,319	CNF, Inc.	226,747
10,522	J.B. Hunt Transport Services, Inc.	200,023
4,361	Swift Transportation Company, Inc.†,(e)	77,190
4,242	Werner Enterprises, Inc.(e)	73,344
4,766	Yellow Roadway Corporation†	197,408

		774,712

Trading Companies & Distributors — 0.7%
5,097	Fastenal Company(e)	311,376
4,180	GATX Corporation(e)	165,319
5,540	United Rentals, Inc.†,(e)	109,193

		585,888

Total Industrials		11,412,347

Information Technology — 14.8%
Communications Equipment — 1.7%
32,100	3Com Corporation†	130,968
5,548	ADTRAN, Inc.	174,762
4,027	Avocent Corporation†	127,414
4,524	CommScope, Inc.†,(e)	78,446
3,208	F5 Networks, Inc.†	139,452
11,088	Harris Corporation	463,479

7

3,954	Plantronics, Inc.	121,823
7,990	Polycom, Inc.†	129,198
9,166	Powerwave Technologies, Inc.†,(e)	119,066
8,589	UTStarcom, Inc.†,(e)	70,172

		1,554,780

Computers & Peripherals — 1.5%
5,824	Diebold, Inc.	200,695
2,830	Imation Corporation	121,322
12,841	McDATA Corporation, Class A†,(e)	67,287
15,118	SanDisk Corporation†	729,444
17,697	Western Digital Corporation†,(e)	228,822

		1,347,570

Electronic Equipment & Instruments — 2.0%
7,346	Amphenol Corporation, Class A	296,338
9,876	Arrow Electronics, Inc.†	309,711
12,033	Avnet, Inc.†	294,207
5,232	CDW Corporation	308,269
7,237	KEMET Corporation†,(e)	60,646
4,555	National Instruments Corporation(e)	112,235
3,320	Newport Corporation†	46,248
3,656	Plexus Corporation†	62,481
4,766	Tech Data Corporation†	174,960
15,273	Vishay Intertechnology, Inc.†	182,512

		1,847,607

Information Technology Services — 3.0%
6,518	Acxiom Corporation	122,017
5,804	Alliance Data Systems Corporation†	227,227
2,757	Anteon International Corporation†	117,889
10,033	BISYS Group, Inc. (The)†	134,743
12,162	Ceridian Corporation†	252,362
5,173	Certegy, Inc.	207,023
7,573	CheckFree Corporation†	286,411
11,327	Cognizant Technology Solutions Corporation, Class A†,(f)	527,725
4,052	CSG Systems International, Inc.†,(e)	87,969
5,786	DST Systems, Inc.†,(e)	317,246
4,767	Gartner, Inc., Class A†,(e)	55,726
3,856	Keane, Inc.†,(e)	44,074
7,071	MoneyGram International Inc.	153,511
8,352	MPS Group, Inc.†	98,554
3,300	SRA International, Inc., Class A†	117,084

		2,749,561

Office Electronics — 0.3%
6,040	Zebra Technologies Corporation, Class A†	236,104

Semiconductors & Semiconductor Equipment — 3.3%
35,136	Atmel Corporation†,(e)	72,380
2,001	Cabot Microelectronics Corporation†,(e)	58,789
8,243	Credence Systems Corporation†,(e)	65,779
6,237	Cree, Inc.†,(e)	156,050
11,121	Cypress Semiconductor Corporation†,(e)	167,371
9,959	Fairchild Semiconductor International, Inc.†	147,991
16,511	Integrated Device Technology, Inc.†	177,328
5,315	International Rectifier Corporation†	239,600

8

12,698	Intersil Corporation, Class A	276,563
11,334	Lam Research Corporation†	345,347
9,447	Lattice Semiconductor Corporation†	40,433
5,072	LTX Corporation†,(e)	21,404
13,070	MEMC Electronic Materials, Inc.†	297,865
5,440	Micrel Incorporated†,(e)	61,091
17,422	Microchip Technology, Inc.(f)	524,751
15,611	RF Micro Devices, Inc.†,(e)	88,202
6,064	Semtech Corporation†	99,874
3,678	Silicon Laboratories, Inc.†,(e)	111,774
11,586	TriQuint Semiconductor, Inc.†,(e)	40,783

		2,993,375

Software — 3.0%
16,902	Activision, Inc.†	345,646
1,369	Advent Software, Inc.†,(e)	36,881
23,075	Cadence Design Systems, Inc.†	372,892
5,423	Fair Isaac Corporation	242,950
6,280	Jack Henry & Associates, Inc.	121,832
6,356	Macromedia, Inc.†	258,498
4,220	Macrovision Corporation†	80,602
13,711	MCAFEE, Inc.†	430,800
6,608	Mentor Graphics Corporation†	56,829
4,232	Reynolds & Reynolds Company (The), Class A	115,999
5,922	RSA Security, Inc.†,(e)	75,269
7,466	Sybase, Inc.†	174,854
11,984	Synopsys, Inc.†	226,497
3,088	Transaction Systems Architects, Inc., Class A†	86,001
6,227	Wind River Systems, Inc.†,(e)	80,515

		2,706,065

Total Information Technology		13,435,062

Materials — 4.2%
Chemicals — 2.9%
5,537	Airgas, Inc.	164,061
3,179	Albemarle Corporation	119,848
5,183	Cabot Corporation	171,091
19,690	Chemtura Corporation	244,550
3,267	Cytec Industries, Inc.	141,722
3,474	Ferro Corporation	63,644
3,140	FMC Corporation†	179,671
5,621	Lubrizol Corporation	243,558
17,035	Lyondell Chemical Company(f)	487,542
1,689	Minerals Technologies, Inc.(e)	96,628
5,891	Olin Corporation(e)	111,870
9,723	RPM International, Inc.	178,903
1,839	Scotts Miracle-Gro Company (The)	161,703
3,906	Sensient Technologies Corporation(e)	74,019
8,366	Valspar Corporation	187,064

		2,625,874

Construction Materials — 0.3%
3,830	Martin Marietta Materials, Inc.	300,502

Containers & Packaging — 0.4%
4,253	Longview Fibre Company(e)	82,891
5,237	Packaging Corporation of America(e)	101,650
8,189	Sonoco Products Company	223,642

		408,183

9

Metals & Mining — 0.3%
3,150	Steel Dynamics, Inc.(e)	106,974
5,880	Worthington Industries, Inc.(e)	123,656

		230,630

Paper & Forest Products — 0.3%
4,642	Bowater, Inc.	131,229
3,621	P.H. Glatfelter Company(e)	51,020
2,377	Potlatch Corporation	123,889

		306,138

Total Materials		3,871,327

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.1%
20,489	Cincinnati Bell, Inc.†	90,357

Wireless Telecommunication Services — 0.4%
8,497	Telephone & Data Systems, Inc.(f)	331,383

Total Telecommunication Services		421,740

Utilities — 7.9%
Electric Utilities — 2.0%
10,505	DPL, Inc.	292,039
6,410	Duquesne Light Holdings, Inc.(e)	110,316
6,234	Great Plains Energy, Inc.(e)	186,459
6,704	Hawaiian Electric Industries, Inc.(e)	186,908
3,549	Idacorp, Inc.(e)	106,931
10,810	Northeast Utilities	215,660
15,667	Pepco Holdings, Inc.	364,571
15,238	Sierra Pacific Resources†,(e)	226,284
7,172	Westar Energy, Inc.	173,060

		1,862,228

Gas Utilities — 2.1%
6,390	AGL Resources, Inc.	237,133
10,124	Equitable Resources, Inc.	395,443
6,940	National Fuel Gas Company(e)	237,348
8,430	ONEOK, Inc.	286,789
7,097	Questar Corporation	625,388
4,094	WGL Holdings, Inc.(e)	131,540

		1,913,641

Independent Power Producers & Energy Traders — 0.1%
2,766	Black Hills Corporation(e)	119,961

Multi-Utilities — 3.4%
9,631	Alliant Energy Corporation	280,551
30,976	Aquila, Inc.†	122,665
12,287	Energy East Corporation	309,510
9,908	MDU Resources Group, Inc.	353,220
8,861	NSTAR	256,260
7,495	OGE Energy Corporation	210,610
5,750	PNM Resources, Inc.	164,853
8,343	Puget Energy, Inc.	195,894
9,392	SCANA Corporation	396,718
6,312	Vectren Corporation	178,945

10

9,694	Wisconsin Energy Corporation	386,984
3,190	WPS Resources Corporation(e)	184,382

		3,040,592

Water Utilities — 0.3%
7,964	Aqua America, Inc.(e)	302,791

Total Utilities		7,239,213

TOTAL COMMON STOCKS (Cost $62,175,226)		89,479,188

Principal
Amount

U.S. TREASURY BILL — 0.6%
(Cost $493,344)
$ 500,000	3.658% due 02/09/2006(f),(g)	493,344

REPURCHASE AGREEMENT(c) — 1.4%
(Cost $1,316,000)
1,316,000	Agreement with State Street Bank and Trust Company,
	3.550% dated 09/30/2005, to be repurchased at $1,316,389 on
	10/03/2005, collateralized by $1,110,000 FNMA,
	6.250% maturing 05/15/2029 (value $1,134,488)	1,316,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 15.8%
(Cost $14,457,622)
14,457,622	State Street Navigator Securities Lending Trust — Prime Portfolio(h)	14,457,622

11

TOTAL INVESTMENTS (Cost $78,442,192)(i)	115.8%	$105,746,154

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder S&P® MidCap Index Equity Fund (the “Fund”) as of September 30, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. In certain circumstances, however, securities held by the Fund may be valued using the last reported market quotation, if using such quotation will not materially affect the Fund’s net asset value. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Security, or a portion thereof, pledged as collateral for futures contracts.

(g)	Rate represents annualized yield at date of purchase.

(h)	As of September 30, 2005, the market value of the securities on loan is $14,150,342.

(i)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $29,675,359 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,371,397 and net appreciation for financial reporting purposes was $27,303,962. At September 30, 2005, aggregate cost for financial reporting purposes was $78,442,192.

ABBREVIATIONS:
FNMA	—	Federal National Mortgage Association
REIT	—	Real Estate Investment Trust

12

Munder S&P® SmallCap Index Equity Fund
   Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Shares			Value(b)
COMMON STOCKS — 98.0%
Consumer Discretionary — 15.7%
Auto Components — 0.2%
	2,900	Midas, Inc.†	$57,652
	2,950	Standard Motor Products, Inc.	23,925
	5,300	Superior Industries International, Inc. (e)	114,056

			195,633

Automobiles — 0.4%
	3,280	Coachmen Industries, Inc.	37,687
	12,950	Fleetwood Enterprises, Inc.†,(e)	159,285
	6,090	Monaco Coach Corporation (e)	89,767
	7,580	Winnebago Industries, Inc. (e)	219,592

			506,331

Distributors — 0.3%
	4,400	Audiovox Corporation, Class A†	61,512
	3,230	Building Materials Holdings Corporation (e)	301,004

			362,516

Diversified Consumer Services — 0.2%
	1,610	CPI Corporation	28,320
	2,330	Pre-Paid Legal Services, Inc. (e)	90,171
	2,200	Vertrue Incorporated†,(e)	79,970

			198,461

Hotels, Restaurants & Leisure — 3.3%
	6,800	Argosy Gaming Company†	319,532
	8,200	Aztar Corporation†	252,642
	7,800	Bally Total Fitness Holding Corporation†	34,866
	8,035	CEC Entertainment, Inc.†	255,192
	4,510	IHOP Corporation	183,737
	8,190	Jack in the Box, Inc.†	244,963
	3,769	Landry’s Restaurants, Inc. (e)	110,432
	4,150	Lone Star Steakhouse & Saloon, Inc. (e)	107,900
	4,900	Marcus Corporation (The) (e)	98,196
	6,200	Multimedia Games, Inc.†,(e)	60,202
	5,150	O ‘Charley’s, Inc.†	73,697
	6,000	P. F. Chang’s China Bistro, Inc.†,(e)	268,980
	7,140	Panera Bread Company, Class A†,(e)	365,425
	2,800	Papa John’s International, Inc.†,(e)	140,336
	9,350	Pinnacle Entertainment, Inc.†	171,385
	7,800	RARE Hospitality International, Inc.†	200,460
	3,300	Red Robin Gourmet Burgers, Inc.†,(e)	151,272
	9,585	Ryan’s Restaurant Group, Inc.†	111,857
	8,000	Shuffle Master, Inc.†,(e)	211,440
	13,727	Sonic Corporation†,(h)	375,433
	6,437	Steak n Shake Company (The)†	116,832
	12,400	Triarc Companies, Inc., Class B (e)	189,348
	5,200	WMS Industries, Inc.†,(e)	146,276

			4,190,403

Household Durables — 3.2%
	5,500	Applica, Inc.†,(e)	9,185
	2,730	Bassett Furniture Industries, Inc.	50,833
	17,350	Champion Enterprises, Inc.†,(e)	256,433
	3,200	Department 56, Inc.†	40,000
	8,150	Ethan Allen Interiors Inc. (e)	255,503
	5,340	Fedders Corporation (e)	11,428
	10,940	Interface, Inc., Class A†	90,364

11,900	La-Z-Boy, Inc. (e)	156,961
3,160	Libbey, Inc.	48,032
7,441	M.D.C. Holdings, Inc. (h)	587,020
2,900	M/I Homes, Inc. (e)	157,354
5,275	Meritage Corporation†,(e)	404,381
1,040	National Presto Industries, Inc.	44,522
1,300	NVR, Inc.†,(h)	1,150,435
2,740	Russ Berrie & Company, Inc. (e)	38,689
1,570	Skyline Corporation	63,805
15,580	Standard Pacific Corporation (h)	646,726

		4,011,671

Internet & Catalog Retail — 0.2%
11,195	Insight Enterprises, Inc.†	208,227
4,650	J. Jill Group, Inc. (The)†	73,563

		281,790

Leisure Equipment & Products — 1.2%
4,290	Action Performance Companies, Inc. (e)	53,625
3,040	Arctic Cat, Inc.	62,441
6,090	JAKKS Pacific, Inc.†,(e)	98,841
10,970	K2, Inc.†	125,058
3,900	Meade Instruments Corporation†,(e)	10,374
7,700	Nautilus Group, Inc. (The) (e)	169,939
9,720	Polaris Industries, Inc. (e)	481,626
12,105	SCP Pool Corporation	422,828
4,980	Sturm Ruger & Company, Inc. (e)	45,816

		1,470,548

Media — 0.5%
3,000	4Kids Entertainment, Inc. (e)	52,170
7,190	ADVO, Inc.	224,975
7,200	Arbitron, Inc.	286,848
2,490	Thomas Nelson, Inc.	46,712

		610,705

Multiline Retail — 0.2%
9,150	Fred’s, Inc., Class A (e)	114,467
6,900	Shopko Stores, Inc.†	176,088

		290,555

Specialty Retail — 4.4%
10,272	Aaron Rents, Inc.	217,253
3,800	Burlington Coat Factory Warehouse Corporation	144,552
7,205	Cato Corporation, Class A	143,596
4,900	Children’s Place Retail Stores, Inc. (The)†,(e)	174,636
8,250	Christopher & Banks Corporation	114,428
5,030	Cost Plus, Inc.†	91,295
5,070	Dress Barn (The)†,(e)	115,393
2,700	Electronics Boutique Holdings Corporation†,(e)	169,668
10,100	Finish Line, Inc. (The), Class A	147,359
11,900	GameStop Corp, Class B†	337,841
5,200	Genesco, Inc.†	193,648
4,540	Goody’s Family Clothing, Inc. (e)	34,368
4,860	Group 1 Automotive, Inc.†	134,136
6,000	Guitar Center, Inc.†	331,260
7,190	Gymboree Corporation†	98,072
4,380	Hancock Fabrics, Inc. (e)	29,477

5,200	Haverty Furniture Companies, Inc.	63,596
8,250	Hibbett Sporting Goods, Inc.†	183,562
10,375	Hot Topic, Inc.†	159,360
5,320	Jo-Ann Stores, Inc.†	92,036
10,440	Linens’N Things, Inc.†	278,748
12,335	Men’s Wearhouse, Inc. (The)†	329,344
5,900	Movie Gallery, Inc. (e)	61,301
12,400	Pep Boys — Manny, Moe & Jack (The) (e)	171,616
8,300	Select Comfort Corporation†,(e)	165,834
6,800	Sonic Automotive, Inc., Class A	151,096
6,300	Stage Stores, Inc.	169,281
6,100	Stein Mart, Inc.	123,830
5,160	TBC Corporporation†	177,968
7,600	Too, Inc.†	208,468
7,600	Tractor Supply Company†,(e)	346,940
11,740	Zale Corporation†	319,093

		5,479,055

Textiles, Apparel & Luxury Goods — 1.6%
3,180	Ashworth, Inc.†,(e)	21,719
4,240	Brown Shoe Company, Inc.	139,920
11,202	Fossil, Inc.†,(e)	203,764
1,230	Haggar Corporation	34,969
5,960	K-Swiss, Inc., Class A	176,237
6,420	Kellwood Company (e)	165,957
3,260	Oxford Industries, Inc. (e)	147,091
8,350	Phillips Van Heusen Corporation	259,017
26,900	Quiksilver, Inc.†	388,705
7,600	Russell Corporation (e)	106,704
8,370	Stride Rite Corporation	107,304
13,240	Wolverine World Wide, Inc.	278,702

		2,030,089

Total Consumer Discretionary		19,627,757

Consumer Staples — 3.3%
Food & Staples Retailing — 1.1%
11,520	Casey’s General Stores, Inc.	267,264
3,900	Great Atlantic & Pacific Tea Company, Inc. (The)†,(e)	110,604
6,100	Longs Drug Stores Corporation	261,629
2,890	Nash Finch Company (e)	121,929
8,640	Performance Food Group Company†,(e)	272,678
9,380	United Natural Foods, Inc.†	331,677

		1,365,781

Food Products — 1.6%
4,200	American Italian Pasta Company, Class A (e)	44,772
17,200	Corn Products International, Inc. (h)	346,924
8,250	Delta & Pine Land Company	217,882
11,950	Flowers Foods, Inc.	325,996
7,000	Hain Celestial Group, Inc.†	135,800
1,570	J&J Snack Foods Corporation	90,746
6,900	Lance, Inc.	120,474
3,200	Peet’s Coffee & Tea, Inc.†,(e)	97,984
6,830	Ralcorp Holdings, Inc.	286,314
3,300	Sanderson Farms, Inc.	122,628
7,100	TreeHouse Foods, Inc.†,(e)	190,848

		1,980,368

Household Products — 0.2%
8,500	Spectrum Brands, Inc.†	200,175
3,830	WD-40 Company	101,533

		301,708

Personal Products — 0.3%
2,710	Natures Sunshine Products, Inc. (e)	62,981
12,800	NBTY, Inc.†	300,800
2,300	USANA Health Sciences, Inc.†,(e)	109,710

		473,491

Tobacco — 0.1%
19,890	Alliance One International, Inc. (e)	70,411

Total Consumer Staples		4,191,759

Energy — 9.4%
Energy Equipment & Services — 3.6%
3,100	Atwood Oceanics, Inc.†	261,051
8,900	Cal Dive International, Inc.†,(h)	564,349
4,500	CARBO Ceramics, Inc.	296,955
1,700	Dril-Quip, Inc.†	81,600
4,500	Hydril Company†	308,880
16,130	Input/Output, Inc.†,(e)	128,717
6,900	Lone Star Technologies, Inc.†	383,571
9,900	Maverick Tube Corporation†,(e)	297,000
6,010	Oceaneering International, Inc.†	320,994
5,360	Offshore Logistics, Inc.†	198,320
4,715	SEACOR Holdings, Inc. (e)	342,215
7,785	TETRA Technologies, Inc.†	243,048
10,550	Unit Corporation†,(h)	583,204
7,750	Veritas DGC Inc.†	283,805
6,500	W H Energy Services, Inc.†	210,730

		4,504,439

Oil, Gas & Consumable Fuels — 5.8%
11,235	Cabot Oil & Gas Corporation, Class A	567,480
18,800	Cimarex Energy Company†	852,204
12,900	Frontier Oil Corporation (e)	572,115
17,600	Massey Energy Company (e)	898,832
4,200	Penn Virginia Corporation	242,382
3,800	Petroleum Development Corporation†	145,692
5,410	Remington Oil and Gas Corporation†	224,515
18,800	Southwestern Energy Company†,(h)	1,379,920
6,200	Spinnaker Exploration Company†	401,078
12,940	St. Mary Land & Exploration Company	473,604
6,140	Stone Energy Corporation†	374,786
6,600	Swift Energy Company†	301,950
12,610	Vintage Petroleum, Inc. (h)	575,772
6,200	World Fuel Services Corporation	201,190

		7,211,520

Total Energy		11,715,959

Financials — 14.3%
Capital Markets — 0.4%
9,700	Investment Technology Group, Inc.†	287,120

4,600	Piper Jaffray Companies, Inc.†	137,356
3,615	SWS Group, Inc.	59,286

		483,762

Commercial Banks — 5.5%
16,200	Amegy Bancorporation, Inc. (e)	366,606
6,500	Boston Private Financial Holdings, Inc. (e)	172,510
7,000	Central Pacific Financial Corp.	246,260
10,715	Chittenden Corporation (e)	284,055
6,900	Community Bank System, Inc. (e)	155,940
12,800	East West Bancorp, Inc.	435,712
18,510	First BanCorp	313,189
10,437	First Midwest Bancorp, Inc.	388,674
5,250	First Republic Bank	184,957
8,900	Gold Banc Corporation, Inc.	132,610
10,178	Hudson United Bancorp	430,835
4,100	Irwin Financial Corporation (e)	83,599
4,500	Nara Bancorp, Inc.	67,275
4,000	PrivateBancorp, Inc. (e)	137,120
4,900	Prosperity Banchares, Inc.	148,225
7,579	Provident Bankshares Corporation	263,598
15,890	Republic Bancorp, Inc.	224,684
17,130	South Financial Group, Inc. (h)	459,769
10,425	Sterling Bancshares, Inc.	153,352
7,965	Sterling Financial Corporation	179,611
10,690	Susquehanna Bancshares, Inc.	256,987
17,241	TrustCo Bank Corporation NY (e)	216,030
21,100	UCBH Holdings, Inc. (e),(h)	386,552
10,200	Umpqua Holdings Corporation (e)	248,064
8,540	United Bankshares, Inc. (e)	298,473
14,517	Whitney Holding Corporation	392,540
5,400	Wintrust Financial Corporation	271,404

		6,898,631

Consumer Finance — 0.2%
6,730	Cash America International, Inc.	139,647
4,800	Rewards Network, Inc.†,(e)	32,784
4,300	World Acceptance Corporation†,(e)	109,263

		281,694

Diversified Financial Services — 0.2%
4,000	Financial Federal Corporation (e)	159,200

Insurance — 2.7%
6,507	Delphi Financial Group, Inc.	304,527
8,200	Hilb Rogal & Hobbs Company (e)	306,024
4,800	Infinity Property & Casualty Corporation	168,432
4,100	LandAmerica Financial Group, Inc. (e)	265,065
4,200	Philadelphia Consolidated Holding Corp.†	356,580
4,900	Presidential Life Corporation	88,200
7,100	ProAssurance Corporation†	331,357
4,900	RLI Corporation	226,674
2,300	SCPIE Holdings, Inc.†,(e)	32,890
6,520	Selective Insurance Group, Inc.	318,828
4,200	Stewart Information Services Corporation	215,040
8,000	UICI	288,000
3,900	United Fire & Casualty Company	175,861
5,300	Zenith National Insurance Corporation (e)	332,257

		3,409,735

Real Estate — 3.5%
7,200	Acadia Realty Trust, REIT	129,528
9,496	Capital Automotive REIT	367,590
10,200	Colonial Properties Trust, REIT	453,696
12,400	Commercial Net Lease Realty, Inc., REIT	248,000
5,100	EastGroup Properties, Inc., REIT (e)	223,125
5,900	Entertainment Properties Trust, REIT	263,317
5,250	Essex Property Trust, Inc., REIT	472,500
8,300	Glenborough Realty Trust, Inc., REIT	159,360
6,600	Kilroy Realty Corporation, REIT	369,798
11,900	Lexington Corporate Properties Trust, REIT (e)	280,245
12,950	New Century Financial Corporation, REIT (e)	469,697
3,200	Parkway Properties Inc., REIT	150,144
10,700	Shurgard Storage Centers, Inc., REIT, Class A	597,809
3,800	Sovran Self Storage, Inc., REIT (e)	186,010

		4,370,819

Thrifts & Mortgage Finance — 1.8%
4,320	Anchor Bancorp Wisconsin, Inc. (e)	127,354
10,300	BankAtlantic Bancorp, Inc.	174,997
6,100	BankUnited Financial Corporation	139,507
14,100	Brookline Bancorp, Inc. (e)	223,062
8,740	Commercial Federal Corporation	298,384
6,375	Dime Community Bancshares	93,840
4,830	Downey Financial Corporation (e)	294,147
3,800	FirstFed Financial Corporation†,(e)	204,478
8,000	Flagstar Bancorp, Inc. (e)	128,800
15,020	Fremont General Corporation (e),(h)	327,886
6,270	MAF Bancorp, Inc.	257,070

		2,269,525

Total Financials		17,873,366

Health Care — 12.9%
Biotechnology — 0.3%
8,050	ArQule, Inc.†	63,032
6,100	Cambrex Corporation	115,656
6,307	Enzo Biochem, Inc.†,(e)	96,876
13	OSI Pharmaceuticals, Inc.†	380
10,060	Regeneron Pharmaceuticals, Inc. (e)	95,469
13,920	Savient Pharmaceuticals, Inc.†,(e)	52,478

		423,891

Health Care Equipment & Supplies — 6.7%
4,600	Advanced Neuromodulation Systems, Inc. (e)	218,316
15,900	American Medical Systems Holdings, Inc.†	320,385
3,140	Analogic Corporation	158,287
5,700	ArthroCare Corp.†,(e)	229,254
5,300	BioLase Technology, Inc.†,(e)	37,789
4,000	Biosite, Inc.†,(e)	247,440
6,730	CONMED Corporation†	187,632
10,160	Cooper Companies, Inc. (The) (h)	778,358
5,000	Cyberonics, Inc.†,(e)	149,200
2,820	Datascope Corporation	87,476
5,340	Diagnostic Products Corporation	281,578

4,610	Dionex Corporation†	250,093
5,000	dj Orthopedics, Inc†	144,700
5,000	Greatbatch, Inc.†	137,200
6,000	Haemonetics Corporation†	285,180
5,020	Hologic, Inc.†	289,905
3,200	ICU Medical, Inc.†,(e)	92,032
7,490	Idexx Laboratories, Inc.†	500,931
10,398	Immucor, Inc.†,(e)	285,321
4,200	Integra LifeSciences Holdings Corporation†,(e)	160,692
5,900	Intermagnetics General Corporation†	164,846
7,250	Invacare Corporation	302,108
2,300	Kensey Nash Corporation†,(e)	70,518
8,660	Mentor Corporation (e)	476,387
6,200	Merit Medical Systems, Inc.†	109,988
3,940	Osteotech, Inc.†,(e)	22,576
5,500	PolyMedica Corporation	192,170
4,000	Possis Medical, Inc.†,(e)	43,840
8,100	ResMed, Inc.†,(e)	645,165
16,560	Respironics, Inc.†,(h)	698,501
3,600	SurModics, Inc.†,(e)	139,284
9,250	Sybron Dental Specialties, Inc.†	384,615
7,302	Theragenics Corporation	21,541
7,200	Viasys Healthcare, Inc.†	179,928
1,320	Vital Signs, Inc.	60,839

		8,354,075

Health Care Providers & Services — 4.9%
3,600	Amedisys, Inc†,(e)	140,400
7,600	American Healthways, Inc.†,(e)	322,240
11,800	AMERIGROUP Corporation†,(h)	225,616
6,850	AmSurg Corporation†	187,416
9,800	Centene Corporation†	245,294
6,950	Cerner Corporation†,(e)	604,163
5,860	Chemed Corporation	253,972
4,800	Cross Country Healthcare, Inc.†	89,088
4,950	CryoLife, Inc.†,(e)	34,403
9,760	Dendrite International, Inc.†	196,078
5,300	Gentiva Health Services, Inc. (e)	96,036
15,020	Hooper Holmes, Inc.	59,029
4,000	LabOne, Inc.†,(e)	174,000
4,750	LCA-Vision, Inc. (e)	176,320
8,260	NDCHealth Corporation	156,279
7,950	Odyssey Healthcare, Inc.†,(e)	134,912
9,120	Owens & Minor, Inc.	267,672
6,110	PAREXEL International Corporation†	122,750
5,480	Pediatrix Medical Group, Inc.†	420,974
11,500	Pharmaceutical Product Development, Inc. (h)	661,365
8,880	Priority Healthcare Corporation, Class B†	247,397
3,900	RehabCare Group, Inc.†	80,028
4,200	SFBC International, Inc.†,(e)	186,438
5,830	Sierra Health Services, Inc.†	401,512
4,100	Sunrise Senior Living, Inc.†,(e)	273,634
10,150	United Surgical Partners International, Inc.†	396,966

		6,153,982

Pharmaceuticals — 1.0%
9,540	Alpharma, Inc., Class A	237,260
3,200	Bradley Pharmaceuticals, Inc†,(e)	34,944
8,000	Connetics Corporation†,(e)	135,280
12,480	Medicis Pharmaceutical Corporation, Class A (h)	406,348
16,500	MGI Pharma, Inc.†,(e)	384,615
5,370	Noven Pharmaceuticals, Inc.†	75,180

		1,273,627

Total Health Care		16,205,575

Industrials — 17.6%
Aerospace & Defense — 2.5%
7,510	AAR Corporation†	129,022
2,600	Applied Signal Technology, Inc. (e)	49,608
6,700	Armor Holdings, Inc.†	288,167
5,650	Ceradyne, Inc.†,(e)	207,242
3,600	Cubic Corporation (e)	61,632
5,000	Curtiss-Wright Corporation	308,550
6,400	DRS Technologies, Inc.	315,904
3,400	EDO Corporation	102,102
9,587	Engineered Support Systems, Inc.	393,450
5,825	Esterline Technologies Corporation†	220,709
12,590	Gencorp, Inc.†,(e)	234,804
5,260	Kaman Corporation, Class A	107,567
4,800	Mercury Computer Systems, Inc.†	126,000
7,925	Moog, Inc., Class A†	233,946
7,650	Teledyne Technologies, Inc.†	263,696
3,700	Triumph Group, Inc.†	137,529

		3,179,928

Air Freight & Logistics — 0.4%
7,410	EGL, Inc.†,(e)	201,181
7,250	Forward Air Corporation	267,090

		468,271

Airlines — 0.4%
8,300	Frontier Airlines, Inc.†,(e)	81,174
6,660	Mesa Air Group, Inc.†,(e)	54,945
13,300	SkyWest, Inc.	356,706

		492,825

Building Products — 1.2%
6,420	Apogee Enterprises, Inc.	109,782
4,190	ElkCorp	149,876
5,952	Griffon Corporation†,(e)	146,419
11,422	Lennox International, Inc. (e)	313,077
4,900	NCI Building Systems, Inc.†,(e)	199,871
8,340	Simpson Manufacturing Co., Inc. (e)	326,428
3,690	Universal Forest Products, Inc.	211,511

		1,456,964

Commercial Services & Supplies — 3.8%
8,800	ABM Industries, Inc.	183,128
5,000	Administaff, Inc.	198,700
2,160	Angelica Corporation	38,556
7,790	Bowne & Company, Inc.	111,319
11,340	Brady Corporation, Class A	350,860
2,870	CDI Corporation	84,780
4,680	Central Parking Corporation	69,966

5,900	Coinstar, Inc.†,(e)	109,209
2,740	Consolidated Graphics, Inc.†	117,957
4,830	G & K Services, Inc., Class A	190,254
6,400	Healthcare Services Group, Inc. (e)	123,200
4,300	Heidrick & Struggles International, Inc.†	139,234
3,500	Imagistics International, Inc.†	146,475
6,450	John H. Harland Company (e)	286,380
12,220	Labor Ready, Inc.†,(e)	313,443
3,400	Mobile Mini, Inc.†,(e)	147,390
7,400	NCO Group, Inc.†	152,884
5,850	On Assignment, Inc.†	50,017
9,710	PRG-Schultz International, Inc.†,(e)	29,227
5,200	School Specialty, Inc.†	253,656
3,600	SOURCECORP, Inc.†	77,184
13,940	Spherion Corporation†	105,944
2,900	Standard Register Company (The) (e)	43,355
13,100	Tetra Tech, Inc.†	220,342
7,600	United Stationers, Inc.†	363,736
5,100	Viad Corp	139,485
1,820	Volt Information Sciences, Inc.†	36,982
10,800	Waste Connections, Inc.†	378,864
9,600	Watson Wyatt & Company Holdings, Class A	258,720

		4,721,247

Construction & Engineering — 0.9%
3,600	EMCOR Group, Inc.†	213,480
6,120	Insituform Technologies, Inc., Class A†	105,815
18,100	Shaw Group Inc. (The)†	446,346
9,780	URS Corporation†	395,014

		1,160,655

Electrical Equipment — 1.6%
4,630	A.O. Smith Corporation	131,955
10,200	Acuity Brands, Inc.	302,634
9,110	Artesyn Technologies, Inc.†,(e)	84,723
6,460	Baldor Electric Company	163,761
5,780	C&D Technologies, Inc.	54,390
6,600	MagneTek, Inc.†	22,308
6,700	Regal Beloit Corporation (e)	217,348
19,640	Roper Industries, Inc. (h)	771,656
4,370	Vicor Corporation (e)	66,205
2,300	Woodward Governor Company	195,615

		2,010,595

Industrial Conglomerates — 0.1%
2,540	Standex International Corporation	66,878
6,400	Tredegar Corporation	83,264

		150,142

Machinery — 4.3%
4,100	A.S.V., Inc.†,(e)	92,865
7,300	Albany International Corporation, Class A	269,151
3,970	Astec Industries, Inc.†	112,708
3,990	Barnes Group, Inc.	143,082
11,800	Briggs & Stratton Corporation (h)	408,162
11,840	Clarcor, Inc.	340,045
4,800	EnPro Industries, Inc.†	161,712

5,910	Gardner Denver, Inc.†	263,586
11,835	IDEX Corporation (h)	503,579
11,680	JLG Industries, Inc. (e)	427,371
6,500	Kaydon Corporation (e)	184,665
2,630	Lindsay Manufacturing Company (e)	57,886
3,740	Lydall, Inc.†	33,398
6,900	Manitowoc Company, Inc. (The)	346,725
11,422	Milacron, Inc.†,(e)	20,331
8,440	Mueller Industries, Inc.	234,379
16,800	Oshkosh Truck Corporation (h)	725,088
2,680	Robbins & Myers, Inc. (e)	60,246
6,700	Stewart & Stevenson Services, Inc.	159,795
9,660	Toro Company (The) (h)	355,102
3,780	Valmont Industries, Inc.	110,981
7,130	Wabash National Corporation (e)	140,176
5,870	Watts Water Technologies, Inc., Class A (e)	169,350
3,460	Wolverine Tube, Inc.†	25,950

		5,346,333

Marine — 0.2%
5,790	Kirby Corporation†	286,200

Road & Rail — 1.4%
5,800	Arkansas Best Corporation	202,246
10,367	Heartland Express, Inc. (e)	210,865
18,800	Kansas City Southern Industries, Inc.†,(e)	438,228
8,750	Knight Transportation, Inc. (e)	213,150
13,480	Landstar System, Inc. (h)	539,604
4,300	Old Dominion Freight Line, Inc.†	144,007

		1,748,100

Trading Companies & Distributors — 0.8%
5,740	Applied Industrial Technologies, Inc.	205,951
15,300	Hughes Supply, Inc. (h)	498,780
1,030	Lawson Products, Inc.	37,822
5,360	Watsco, Inc.	284,669

		1,027,222

Total Industrials		22,048,482

Information Technology — 14.6%
Communications Equipment — 1.2%
2,700	Bel Fuse, Inc., Class B	98,361
10,527	Belden CDT Inc.	204,540
3,920	Black Box Corporation	164,483
2,900	Brooktrout, Inc.†	37,613
11,020	C-COR.net Corporation†,(e)	74,385
4,400	Comtech Telecommunications Corp.†	182,468
4,710	Digi International, Inc.†	50,538
7,400	Ditech Communications Corporation†	49,876
16,900	Harmonic, Inc.†	98,358
4,740	Inter-Tel, Inc. (e)	99,540
7,500	NETGEAR, Inc.†,(e)	180,450
5,660	Network Equipment Technologies, Inc.†	26,093
4,900	PC-Tel, Inc.†	46,060
10,665	Symmetricom, Inc.†,(e)	82,547
3,000	Tollgrade Communications, Inc.†	25,380
5,100	ViaSat, Inc.†,(e)	130,815

		1,551,507

Computers & Peripherals — 0.6%
25,800	Adaptec, Inc.†	98,814
9,525	Avid Technology, Inc.†,(h)	394,335
5,900	Hutchinson Technology, Inc.†	154,108
3,600	SBS Technologies, Inc.†	34,668
5,600	Synaptics Incorporated†,(e)	105,280

		787,205

Electronic Equipment & Instruments — 3.9%
17,150	Aeroflex, Inc.†	160,524
6,990	Agilysys, Inc.	117,712
7,350	Anixter International, Inc.	296,425
2,900	BEI Technologies, Inc.	101,471
6,700	Bell Microproducts, Inc.†,(e)	67,201
9,640	Benchmark Electronics, Inc.†	290,357
8,720	Checkpoint Systems, Inc.†	206,838
10,750	Cognex Corporation	323,252
7,170	Coherent, Inc.†	209,938
8,360	CTS Corporation (e)	101,156
3,600	Daktronics, Inc.	86,328
6,600	Electro Scientific Industries, Inc.†	147,576
16,000	FLIR Systems, Inc.†,(h)	473,280
5,100	Gerber Scientific, Inc.†	39,984
5,300	Global Imaging Systems, Inc.†	180,465
5,560	Itron, Inc.†	253,870
3,300	Keithley Instruments, Inc. (e)	48,180
5,200	Littelfuse, Inc.†	146,276
8,530	Methode Electronics, Inc., Class A	98,266
4,500	MTS Systems Corporation	169,965
4,595	Park Electrochemical Corporation	122,457
8,380	Paxar Corporation†	141,203
3,900	Photon Dynamics, Inc.†	74,685
3,400	Planar Systems, Inc.†,(e)	27,948
4,600	RadiSys Corporation†,(e)	89,240
3,700	Rogers Corporation†	143,190
2,900	ScanSource, Inc.†,(e)	141,346
9,320	Technitrol, Inc.	142,782
12,255	Trimble Navigation Ltd.†	412,871
4,210	X-Rite, Inc.	52,204

		4,866,990

Information Technology Services — 1.6%
6,900	CACI International, Inc.†	418,140
4,900	Carreker Corporation†,(e)	34,594
12,650	Ciber, Inc.†,(e)	93,990
10,399	eFunds Corporation†	195,813
7,518	Global Payments, Inc.	584,299
4,100	Intrado, Inc.†,(e)	73,923
2,800	iPayment, Inc.†	105,952
4,100	ManTech International Corporation, Class A†	108,281
4,350	MAXIMUS, Inc.	155,513
4,000	Pegasus Solutions, Inc.†,(e)	35,920
2,600	StarTek, Inc. (e)	34,320
4,850	TALX Corporation	159,031

		1,999,776

Internet Software & Services — 0.8%
7,800	Digital Insight Corporation†	203,268
5,600	j2 Global Communications, Inc.†,(e)	226,352
6,400	MIVA, Inc.†,(e)	38,592
8,000	WebEx Communications, Inc.†,(e)	196,080
5,500	Websense, Inc.†	281,655
6,520	Zix Corporation†,(e)	13,040

		958,987

Semiconductors & Semiconductor Equipment — 2.9%
5,800	Actel Corporation†	83,868
6,500	Advanced Energy Industries, Inc.†	69,940
8,600	ATMI, Inc.†	266,600
23,100	Axcelis Technologies, Inc.†	120,582
10,380	Brooks Automation, Inc.†	138,365
5,000	Cohu, Inc.	118,250
8,100	Cymer, Inc.†	253,692
6,600	DSP Group, Inc.†	169,356
8,150	ESS Technology, Inc.†	28,933
8,000	Exar Corporation†,(e)	112,160
5,700	FEI Company†	109,725
6,010	Helix Technology Corporation	88,647
15,800	Kopin Corporation†	109,810
11,900	Kulicke & Soffa Industries, Inc.†,(e)	86,275
14,400	Microsemi Corporation†,(e)	367,776
6,100	Pericom Semiconductor Corporation†	53,924
9,470	Photronics, Inc.†	183,718
6,800	Power Integrations, Inc.†	147,900
3,300	Rudolph Technologies, Inc.†	44,451
36,330	Skyworks Solutions, Inc.†,(e)	255,037
4,730	Standard Microsystems Corporation†	141,474
2,700	Supertex, Inc.†	80,973
5,570	Ultratech, Inc.†,(e)	86,836
8,500	Varian Semiconductor Equipment Associates, Inc.†	360,145
6,100	Veeco Instruments, Inc.†,(e)	97,844

		3,576,281

Software — 3.6%
5,300	Altiris, Inc.†	81,037
7,300	ANSYS, Inc.†	280,977
6,600	Captaris, Inc.†	24,816
2,400	Catapult Communications Corporation†	44,016
2,900	EPIQ Systems, Inc.†,(e)	63,278
7,690	FactSet Research Systems, Inc. (e)	270,996
9,500	FileNet Corporation†	265,050
9,240	Hyperion Solutions Corporation†,(h)	449,526
9,000	Internet Security Systems, Inc.†	216,090
6,500	JDA Software Group, Inc.†	98,670
7,317	Kronos, Inc.†,(e)	326,631
6,600	Manhattan Associates, Inc.†	153,120
4,700	MapInfo Corporation†	57,575
8,800	MICROS Systems, Inc.†	385,000
5,000	MRO Software, Inc.†	84,200

10,050	Napster, Inc. †,(e)	40,200
6,700	NYFIX, Inc.†,(e)	38,659
5,700	Phoenix Technologies Ltd.†	42,921
8,580	Progress Software Corporation†	272,587
5,200	Radiant Systems, Inc.†	53,664
6,600	Serena Software, Inc.†,(e)	131,538
5,600	Sonic Solutions†,(e)	120,400
3,700	SPSS, Inc.†	88,800
3,900	SS&C Technologies, Inc.	142,896
16,212	Take-Two Interactive Software, Inc.†,(e)	358,123
14,263	THQ, Inc.†,(e)	304,076
8,620	Verity, Inc.†	91,544

		4,486,390

Total Information Technology		18,227,136

Materials — 5.4%
Chemicals — 1.0%
7,000	A. Schulman, Inc.	125,650
5,400	Arch Chemicals, Inc. (e)	125,550
7,800	Georgia Gulf Corporation	187,824
6,600	H.B. Fuller Company	205,128
5,710	Macdermid, Inc.	149,945
2,920	Material Sciences Corporation†	44,004
6,570	OM Group, Inc.†	132,254
9,390	Omnova Solutions, Inc.†	41,034
1,990	Penford Corporation	26,606
21,100	PolyOne Corporation†	127,866
2,270	Quaker Chemical Corporation	39,453
3,900	Wellman, Inc. (e)	24,687

		1,230,001

Construction Materials — 1.1%
10,772	Florida Rock Industries, Inc.	690,378
9,500	Headwaters Incorporated†,(e)	355,300
5,250	Texas Industries, Inc.	285,600

		1,331,278

Containers & Packaging — 0.6%
8,070	AptarGroup, Inc.	401,967
6,610	Caraustar Industries, Inc.†,(e)	72,578
4,500	Chesapeake Corporation	82,755
7,210	Myers Industries, Inc.	83,924
7,200	Rock -Tenn Company, Class A	108,720

		749,944

Metals & Mining — 2.3%
2,180	A.M. Castle & Co.†	38,150
7,051	Aleris International, Inc.†	193,550
5,000	AMCOL International Corporation	95,350
4,460	Brush Engineered Materials, Inc.†,(e)	70,825
5,000	Carpenter Technology Corporation	293,050
5,200	Century Aluminum Company†	116,896
5,250	Chaparral Steel Company (e)	132,405
5,000	Cleveland-Cliffs, Inc. (e)	435,550
13,300	Commercial Metals Company (h)	448,742
5,785	Quanex Corporation	383,082
6,370	Reliance Steel & Aluminum Company (e)	337,164

5,240	RTI International Metals, Inc.†	206,194
5,800	Ryerson Tull, Inc. (e)	123,540
2,560	Steel Technologies, Inc. (e)	66,381

		2,940,879

Paper & Forest Products — 0.4%
7,630	Buckeye Technologies, Inc.†	61,955
2,800	Deltic Timber Corporation	128,940
3,400	Neenah Paper, Inc. (e)	99,620
3,760	Pope & Talbot, Inc.	38,390
3,440	Schweitzer-Mauduit International, Inc.	76,781
11,800	Wausau-Mosinee Paper Corporation	147,618

		553,304

Total Materials		6,805,406

Telecommunication Services — 0.2%
Wireless Telecommunication Services — 0.2%
5,000	Commonwealth Telephone Enterprises, Inc.	188,500
10,730	General Communication, Inc., Class A†	106,227

Total Telecommunication Services		294,727

Utilities — 4.6%
Electric Utilities — 1.1%
6,900	ALLETE, Inc.	316,089
2,770	Central Vermont Public Service (e)	48,475
11,500	Cleco Corporation	271,170
11,000	El Paso Electric Company†	229,350
1,220	Green Mountain Power Corporation	40,175
2,990	UIL Holdings Corporation	156,407
8,000	UniSource Energy Corporation	265,920

		1,327,586

Gas Utilities — 3.1%
18,450	Atmos Energy Corporation (h)	521,212
2,650	Cascade Natural Gas Corporation	57,691
16,800	Energen Corporation (h)	726,768
4,900	Laclede Group, Inc.	159,201
6,280	New Jersey Resources Corporation (e)	288,754
6,310	Northwest Natural Gas Company (e)	234,858
17,600	Piedmont Natural Gas, Inc. (e)	442,992
22,533	Southern Union Company†,(h)	580,682
8,840	Southwest Gas Corporation	242,128
24,000	UGI Corporation (h)	675,600

		3,929,886

Multi-Utilities — 0.3%
11,100	Avista Corporation	215,340
3,080	CH Energy Group, Inc. (e)	146,238

		361,578

Water Utilities — 0.1%
3,805	American States Water Company	127,315

Total Utilities		5,746,365

TOTAL COMMON STOCKS
(Cost $77,726,040)		122,736,532

Principal
Amount

U.S. TREASURY BILL — 0.2%
(Cost $197,338)
$ 200,000	3.630% due 02/09/2006(g),(h)	197,338

REPURCHASE AGREEMENT(c) — 1.7%
(Cost $2,126,000)
2,126,000	Agreement with State Street Bank and Trust Company,
	3.550% dated 09/30/2005, to be repurchased at $2,126,629 on
	10/03/2005, collateralized by $1,795,000 FNMA,
	6.250% maturing 05/15/2029 (value $2,174,194)	2,126,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 22.5%
(Cost $28,182,676)
28,182,676	State Street Navigator Securities Lending Trust — Prime Portfolio(f)	28,182,676

TOTAL INVESTMENTS
(Cost $108,232,054)(i)	122.4%	$153,242,546

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Munder S&P® SmallCap Index Equity Fund (the “Fund”) as of September 30, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sales price on the primary market or exchange where such securities are traded or the official close price of such exchange. In certain circumstances, however, securities held by the Fund may be valued using the last reported market quotation, if using such quotation will not materially affect the Fund’s net asset value. Securities for which current market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	As of September 30, 2005, the market value of the securities on loan is $27,625,529.

(g)	Rate represents annualized yield at date of purchase.

(h)	Security, or a portion thereof, pledged as collateral for futures contracts.

(i)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $51,095,161 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,084,669 and net appreciation for financial reporting purposes was $45,010,492. At September 30, 2005, aggregate cost for financial reporting purposes was $108,232,054.

ABBREVIATIONS:
FNMA	—	Federal National Mortgage Association
REIT	—	Real Estate Investment Trust

Institutional Money Market Fund
(formerly Munder Institutional Money Market Fund)
     Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Principal
Amount		Value (b)

ASSET-BACKED SECURITIES — 0.7%
$7,377,569	Navistar Financial Corporation Owner Trust, Series 2005-A, Class A1,
	3.616% due 07/17/2006	$7,377,569
1,064,929	USAA Auto Owner Trust, 2005-1, Class A1,
	3.027% due 03/15/2006	1,064,929

TOTAL ASSET-BACKED SECURITIES
(Cost $8,442,498)		8,442,498

CERTIFICATES OF DEPOSIT — 10.7%
Domestic Security — 1.8%
20,000,000	Washington Mutual, Inc.,
	3.700% due 11/01/2005	20,000,000

Yankee Securities — 8.9%
20,000,000	Calyon North America, Inc.,
	2.300% due 10/18/2005	20,000,000
25,000,000	Fortis Bank,
	3.610% due 01/06/2006	24,997,902
25,000,000	HBOS Treasury Services PLC,
	3.780% due 01/27/2006	25,000,000
15,000,000	Rabobank Nederland,
	3.550% due 02/13/2006	15,000,000
15,000,000	Westdeutsche Landesbank Girozentrale,
	2.800% due 11/23/2005	15,000,000

		99,997,902

TOTAL CERTIFICATES OF DEPOSIT
(Cost $119,997,902)		119,997,902

COMMERCIAL PAPER — 56.4%
Domestic Securities — 44.4%
20,000,000	Barton Capital LLC,
	3.610% due 11/03/2005 (d)	19,937,828
20,000,000	CAFCO LLC,
	3.590% due 10/06/2005 (d)	19,994,017
20,000,000	CHARTA LLC,
	3.680% due 10/26/2005 (d)	19,952,978
15,000,000	CIT Group Inc.,
	3.770% due 01/13/2006 (d)	14,839,775
20,000,000	CRC Funding LLC,
	3.620% due 10/13/2005 (d)	19,979,889
20,000,000	Crown Point Capital Company,
	3.820% due 12/15/2005 (d)	19,845,078
20,000,000	Edison Asset Securitization LLC,
	3.680% due 11/18/2005 (d)	19,905,956
20,000,000	Falcon Asset Securitization Corporation,
	3.790% due 11/17/2005 (d)	19,905,250
20,000,000	Fcar Owner Trust, Series II,
	3.630% due 11/02/2005 (d)	19,939,500
20,000,000	Galaxy Funding, Inc.,
	3.500% due 10/12/2005 (d)	19,982,500
20,000,000	Golden Funding Corporation,
	3.750% due 12/13/2005 (d)	19,852,083
25,000,000	Greenwich Capital Holdings,
	3.660% due 11/02/2005 (d)	25,000,000
20,000,000	ING U.S. Funding LLC,
	3.700% due 12/08/2005 (d)	19,864,333
20,000,000	International Lease Finance Corporation,
	3.840% due 12/22/2005 (d)	19,829,333

1

25,000,000	Jupiter Securitization Corporation,
	3.620% due 10/13/2005 (d)	24,974,861
20,000,000	Mane Funding Corporation,
	3.690% due 11/08/2005 (d)	19,926,200
20,000,000	Moat Funding LLC,
	3.680% due 10/11/2005 (d)	19,983,644
20,000,000	Mont Blanc Capital Corporation,
	3.630% due 10/17/2005 (d)	19,971,767
30,000,000	New Center Asset Trust,
	3.880% due 10/03/2005 (d)	30,000,000
10,000,000	Old Line Funding Corporation,
	3.580% due 10/05/2005 (d)	9,998,011
20,000,000	Park Avenue Receivables Corporation,
	3.620% due 10/04/2005 (d)	19,997,989
20,000,000	Preferred Receivables Funding Corporation,
	3.800% due 12/20/2005 (d)	19,835,333
20,000,000	Scaldis Capital LLC,
	3.760% due 10/25/2005 (d)	19,954,044
	Thunder Bay Funding, Inc.:
10,000,000	3.500% due 10/17/2005 (d)	9,986,389
15,000,000	3.770% due 12/14/2005 (d)	14,886,900
10,000,000	Yorktown Capital LLC,
	3.340% due 11/10/2005 (d)	9,964,744

		498,308,402

Yankee Securities — 12.0%
20,000,000	ANZ National Bank,
	3.450% due 10/06/2005 (d)	19,994,250
20,000,000	Bank of Ireland,
	3.689% due 04/13/2006 (d)	20,000,000
20,000,000	Macquarie Bank Limited,
	3.708% due 07/12/2006 (d)	20,000,000
15,000,000	Royal Bank of Scotland PLC,
	4.010% due 07/20/2006 (d)	15,000,000
25,000,000	Skandinaviska Enskilda Banken AB,
	3.800% due 01/23/2006 (d)	24,999,813
15,000,000	Societe Generale North America,
	3.350% due 11/09/2005 (d)	14,948,354
20,000,000	UBS Finance, Inc.,
	3.680% due 12/07/2005 (d)	19,867,111

		134,809,528

TOTAL COMMERCIAL PAPER
(Cost $633,117,930)		633,117,930

CORPORATE BONDS AND NOTES — 12.9%
20,000,000	Beta Finance, Inc., MTN, 144A,
	3.778% due 01/27/2006 (e),(f),(g),(h)	19,999,841
20,000,000	CC USA, Inc., MTN, 144A,
	3.783% due 07/28/2006 (e),(f),(g),(h)	19,999,184
25,000,000	Fifth Third Bancorp, 144A,
	3.790% due 11/23/2009 (e),(f),(g),(h)	25,000,000
20,000,000	K2 USA LLC, MTN, 144A,
	3.678% due 06/12/2006 (e),(f),(g),(h)	20,000,000
20,000,000	Toyota Motor Credit Corporation, Series B, MTN,
	3.770% due 04/26/2006 (e)	20,000,000

2

20,000,000	Wells Fargo Bank NA,
	3.759% due 03/22/2006 (e)	20,000,000
20,000,000	World Savings Bank FSB,
	3.600% due 10/17/2005 (e)	20,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $144,999,025)		144,999,025

FUNDING AGREEMENT — 2.2%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Co.,
	4.030% due 09/27/2006 (e),(i),(j)	25,000,000

REPURCHASE AGREEMENTS (c)— 17.2%
57,726,036	Agreement with Lehman Brothers Holdings, Inc.,
	3.250% dated 09/30/2005, to be repurchased at
	$57,741,670 on 10/03/2005, collateralized by
	$102,665,293 U.S. Treasury Strips, 3.388%-8.125%
	(d) having maturities from 05/15/2016-11/15/2024
	(value $58,881,388)	57,726,036
75,000,000	Agreement with Merill Lynch & Company, Inc.,
	3.750% dated 09/30/2005, to be repurchased at
	$75,023,438 on 10/03/2005, collateralized by
	$68,469,728 FMAC, 4.000%-5.500% having
	maturities from 09/15/2018-04/15/2030 (value
	$35,640,519) and $87,819,000 FNMA, 4.000%-
	5.000% having maturities from 04/25/2016-
	07/25/2029 (value $41,610,699)	75,000,000
60,000,000	Agreement with Salomon Brothers Holdings, Inc.,
	3.850% dated 09/30/2005, to be repurchased at
	$60,019,250 on 10/03/2005, collateralized by
	$40,136,781 FMAC, 4.500%-8.000% having
	maturities from 06/01/2011-07/01/2035 (value
	$10,211,397) and $125,315,458 FNMA, 0.172%-
	7.500% (d) having maturities from 09/01/2013-
	06/01/2035 (value $50,988,603)	60,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $192,726,036)		192,726,036

TOTAL INVESTMENTS
(Cost $1,124,283,391) (k)	100.1%	$1,124,283,391

3

(a)	All percentages are based on net assets of the Institutional Money Market Fund (the “Fund”) as of September 30, 2005.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2005.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(i)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At September 30, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $25,000,000, 2.2% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Co., 4.030% due 9/27/2006	9/27/2005	$25,000,000
(k)	At September 30, 2005, aggregate cost for financial reporting purposes was $1,124,283,391.
ABBREVIATIONS:
FMAC	—	Federal Mortgage Association Corporation
FNMA	—	Federal National Mortgage Association
MTN	—	Medium Term Note

4

Liquidity Money Market Fund
     Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Principal
Amount		Value (b)

CERTIFICATES OF DEPOSIT — 11.7%
Domestic Security — 2.3%
$3,000,000	Washington Mutual, Inc.,
	3.700% due 11/01/2005	$3,000,000

Yankee Securities — 9.4%
3,000,000	Calyon North America, Inc.,
	2.300% due 10/18/2005	3,000,000
3,000,000	HBOS Treasury Services PLC,
	3.780% due 01/27/2006	3,000,000
3,000,000	Rabobank Nederland,
	3.550% due 02/13/2006	3,000,000
3,000,000	Westdeutsche Landesbank Girozentrale,
	2.800% due 11/23/2005	3,000,000

		12,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $15,000,000)		15,000,000

COMMERCIAL PAPER — 55.3%
Domestic Securities — 45.9%
3,000,000	Barton Capital LLC,
	3.570% due 10/06/2005 (d)	2,999,107
3,000,000	CAFCO LLC,
	3.590% due 10/06/2005 (d)	2,999,102
3,000,000	CHARTA LLC,
	3.680% due 10/26/2005 (d)	2,992,947
3,000,000	CRC Funding LLC,
	3.660% due 10/11/2005 (d)	2,997,560
2,000,000	Crown Point Capital Company,
	3.820% due 12/15/2005 (d)	1,984,508
3,000,000	Edison Asset Securitization LLC,
	3.480% due 10/11/2005 (d)	2,997,680
3,000,000	Falcon Asset Securitization Corporation,
	3.750% due 10/24/2005 (d)	2,993,438
3,000,000	Galaxy Funding, Inc.,
	3.720% due 11/17/2005 (d)	2,986,050
3,000,000	Golden Funding Corporation,
	3.760% due 12/13/2005 (d)	2,977,753
3,000,000	Greenwich Capital Holdings,
	3.660% due 11/02/2005 (d)	3,000,000
3,000,000	International Lease Finance Corporation,
	3.600% due 10/13/2005 (d)	2,997,000
3,000,000	Jupiter Securitization Corporation,
	3.620% due 10/13/2005 (d)	2,996,983
3,000,000	Lexington Parker Capital Corporation,
	3.700% due 01/13/2006 (d)	2,968,550
3,000,000	Liberty Street Funding Corporation,
	3.750% due 10/07/2005 (d)	2,998,750
3,000,000	Moat Funding LLC,
	3.680% due 10/11/2005 (d)	2,997,547
3,000,000	Mont Blanc Capital Corporation,
	3.630% due 10/17/2005 (d)	2,995,765
3,000,000	Old Line Funding Corporation,
	3.630% due 10/12/2005 (d)	2,997,277
3,000,000	Preferred Receivables Funding Corporation,
	3.800% due 12/20/2005 (d)	2,975,300

1

3,000,000	Scaldis Capital LLC,
	3.760% due 10/25/2005 (d)	2,993,107
3,000,000	Thunder Bay Funding, Inc.,
	3.500% due 10/17/2005 (d)	2,995,917

		58,844,341

Yankee Securities — 9.4%
3,000,000	Bank of Ireland,
	3.680% due 04/13/2006 (d)	3,000,000
3,000,000	Macquarie Bank Limited,
	3.708% due 07/12/2006 (d)	3,000,000
3,000,000	Royal Bank of Scotland PLC,
	4.010% due 07/20/2006 (d)	3,000,000
3,000,000	Skandinaviska Enskilda Banken AB,
	3.530% due 10/26/2005 (d)	2,993,234

		11,993,234

TOTAL COMMERCIAL PAPER
(Cost $70,837,575)		70,837,575

CORPORATE BONDS AND NOTES — 9.4%
3,000,000	CC USA, Inc., MTN, 144A,
	3.783% due 07/28/2006 (e),(f),(g),(h)	2,999,878
3,000,000	K2 USA LLC, MTN, 144A,
	3.678% due 06/12/2006 (e),(f),(g),(h)	3,000,000
3,000,000	Toyota Motor Credit Corporation, Series B, MTN,
	3.770% due 04/26/2006 (e)	3,000,000
3,000,000	Wells Fargo Bank NA,
	3.759% due 03/22/2006 (e)	3,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $11,999,878)		11,999,878

REPURCHASE AGREEMENT (c) — 23.5%
(Cost $30,104,896)
30,104,896	Agreement with Lehman Brothers Holdings, Inc.,
	3.250% dated 09/30/2005, to be repurchased at
	$30,113,050 on 10/03/2005, collateralized by
	$59,195,000 U.S. Treasury Strips, 8.125%-11.250%
	having maturities from 02/15/2015-05/15/2021
	(value $30,708,549)	30,104,896

TOTAL INVESTMENTS
(Cost $127,942,349) (i)	99.9%	$127,942,349

2

(a)		All percentages are based on net assets of the Liquidity Money Market Fund (the “Fund”) as of September 30, 2005.

(b)		Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)		Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that, in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)		Rate represents annualized yield at date of purchase.

(e)		Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2005.

(f)		Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)		Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)		Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(i)		At September 30, 2005, aggregate cost for financial reporting purposes was $127,942,349.

ABBREVIATION:
MTN	—	Medium Term Note

3

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST

By:	/s/ Enrique Chang

Enrique Chang
President

Date:	November 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang

Enrique Chang
President and Principal Executive Officer

Date:	November 29, 2005

By:	/s/ Peter K. Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	November 29, 2005

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT DESCRIPTION
99.1	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.